Liabilities Measured at Fair Value on a Recurring Basis - Roll Forward of Warrant Liability (Details) - HZO, Inc. and Subsidiaries - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Liabilities Measured at Fair Value on a Recurring Basis
Warrant liability	$ 51,673	$ 57,984	$ 1,567,673
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	57,984	784,724
Change in fair value	$ (6,311)	$ (726,740)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Ending balance	$ 51,673	$ 57,984